Annual Total Returns[BarChart] - Invesco Rochester Municipal Opportunities Fund - Class A	2011	2012	2013	2014	2015	2016	2017	2018	2019	2020
Total	11.70%	18.86%	(7.17%)	16.13%	4.77%	5.01%	6.85%	9.14%	13.93%	5.84%